SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES — 103.8%
BERMUDA — 1.0%
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl A
6.602%, TSFR3M + 2.750% 04/05/37 (A)(B)	$2,000,000	$2,000,514
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl C
9.852%, TSFR3M + 6.000% 04/05/37 (A)(B)	2,000,000	1,990,022
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl D
12.252%, TSFR3M + 8.400% 04/05/37 (A)(B)	6,000,000	5,893,026
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl E
12.352%, TSFR3M + 8.500% 04/05/37 (A)(B)	7,000,000	6,534,675
		16,418,237
CAYMAN ISLANDS — 27.3%
Abry Liquid Credit CLO, Ser 2025-1A, Cl D
7.073%, TSFR3M + 3.250% 10/20/38 (A)(B)	3,750,000	3,747,278
Abry Liquid Credit CLO, Ser 2025-1A, Cl E
9.823%, TSFR3M + 6.000% 10/20/38 (A)(B)	3,750,000	3,601,290
Apex Credit CLO, Ser 2024-1A, Cl D1RR
7.518%, TSFR3M + 3.850% 07/18/37 (A)(B)	4,000,000	3,812,460
Apex Credit CLO, Ser 2024-2A, Cl D1
7.418%, TSFR3M + 3.750% 07/25/37 (A)(B)	4,500,000	4,499,977
Apex Credit CLO, Ser 2025-12A, Cl D1
7.418%, TSFR3M + 3.750% 04/20/38 (A)(B)	8,500,000	8,493,293
Apex Credit CLO, Ser 2025-2A, Cl DR
7.168%, TSFR3M + 3.500% 10/20/38 (A)(B)	8,500,000	8,132,961
Apex Credit CLO, Ser 2025-2A, Cl DR3
6.518%, TSFR3M + 2.850% 10/20/31 (A)(B)	2,500,000	2,436,315
Apex Credit CLO, Ser 2026-13A, Cl D1
6.971%, TSFR3M + 3.300% 01/22/39 (A)(B)	5,500,000	5,452,425
Ares XLI Clo, Ser 2016-41A, Cl INC
04/15/34 (B)(C)(E)	29,388,000	5,264,566
Ares XLI Clo, Ser 2016-41A, Cl SUB
04/15/34 (B)(C)(E)	10,086,000	1,806,806
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
07/17/38 (B)(C)(E)	25,833,123	15,254,459
Ares XXXIX CLO, Ser 2016-39A, Cl SUB
04/18/31 (B)(C)(E)	52,860,000	11,629,200
Atlas Senior Loan Fund VII, Ser 2018-7A, Cl ER
10.334%, TSFR3M + 6.662% 11/27/31 (A)(B)	1,000,000	899,153
Atlas Senior Loan Fund XXV, Ser 2025-25A, Cl D1
7.348%, TSFR3M + 3.680% 07/20/38 (A)(B)	10,800,000	10,807,484
Barings CLO, Ser 2024-3A, Cl D2RR
7.768%, TSFR3M + 4.100% 01/20/36 (A)(B)	1,750,000	1,654,940
Battalion CLO VIII, Ser 2015-8A, Cl SUB
07/18/30 (B)(C)(D)(E)	23,307,000	1,281,885
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/35 (B)(C)(E)	25,270,000	2,779,700
Battalion CLO X, Ser 2021-10A, Cl CR2
7.380%, TSFR3M + 3.712% 01/24/35 (A)(B)	1,725,000	1,591,235
Battalion CLO XI, Ser 2021-11A, Cl ER
10.780%, TSFR3M + 7.112% 04/24/34 (A)(B)	8,250,000	6,808,016
Battalion Clo XVI, Ser 2024-16A, Cl CR2
5.668%, TSFR3M + 2.000% 01/20/38 (A)(B)	2,063,000	2,060,353
Battalion Clo XVI, Ser 2024-16A, Cl ER2
10.758%, TSFR3M + 7.090% 01/20/38 (A)(B)	5,575,000	5,177,084
Battalion CLO XX, Ser 2025-20A, Cl ER
9.922%, TSFR3M + 6.250% 04/15/38 (A)(B)	4,125,000	3,787,666
Battalion CLO XXIV, Ser 2022-24A, Cl ER
10.467%, 07/14/36	7,375,000	6,894,401
Battalion CLO XXVIII, Ser 2025-28A, Cl D2
7.618%, TSFR3M + 3.950% 01/20/38 (A)(B)	3,700,000	3,581,149

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Description	Par Value	Fair Value
Battalion CLO XXVIII, Ser 2025-28A, Cl Z
0.254%, 01/20/38 (B)	$174,451	$169,217
Battery Park CLO, Ser 2024-1A, Cl E
10.923%, TSFR3M + 7.250% 07/15/36 (A)(B)	2,300,000	2,100,427
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB
07/15/29 (C)(D)(E)	10,450,000	305,140
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)(D)(E)	21,904,000	608,931
Benefit Street Partners CLO IV
07/20/26 (B)(C)(E)	47,166,000	21,696,360
Benefit Street Partners CLO IX, Ser 2024-9A, Cl FR2
11.668%, TSFR3M + 8.000% 10/20/37 (A)(B)	250,000	220,607
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
11.468%, TSFR3M + 7.800% 07/20/37 (A)(B)	300,000	277,762
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
04/20/34 (B)(C)(D)(E)	48,482,000	18,423,160
Bridge Street CLO VI, Ser 2025-2A, Cl E
8.923%, TSFR3M + 5.250% 01/15/39 (A)(B)	6,000,000	5,740,506
Brigade Debt Funding II, Ser 2018-2A, Cl SUB
10/25/35 (B)(C)(E)	22,156,000	8,335,087
Brightwood Capital MM CLO, Ser 2025-1A, Cl C1
6.673%, TSFR3M + 3.000% 04/15/36 (A)(B)	2,400,000	2,401,594
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)(E)	40,850,000	1,634,000
Elevation CLO, Ser 2025-1A, Cl D1R3
7.018%, TSFR3M + 3.350% 07/25/38 (A)(B)	7,500,000	7,462,425
Elevation CLO, Ser 2026-19A, Cl D1
6.569%, TSFR3M + 2.900% 03/31/38 (A)(B)	5,000,000	4,951,285
Ivy Hill Middle Market Credit Fund IX, Ser 2025-9A, Cl ER3
10.171%, TSFR3M + 6.500% 07/23/37 (A)(B)	2,000,000	1,921,572
LCM 31 CLO, Ser 2020-31A, Cl INC
01/20/32 (C)(E)	5,187,000	917,321
LCM 31 CLO, Ser 2024-31A, Cl ER
10.918%, TSFR3M + 7.250% 07/20/34 (A)(B)	3,250,000	2,708,485
LCM 32 CLO, Ser 2021-32A, Cl INC
07/20/34 (B)(C)(E)	17,210,000	3,143,613
LCM 32 CLO, Ser 2021-33A, Cl SUB
07/20/34 (C)(E)	1,043,735	135,279
LCM 33 CLO, Ser 2021-33A, Cl INC
07/20/34 (C)(E)	21,240,000	1,595,206
LCM 41 CLO, Ser 2024-41A, Cl INC
04/15/36 (B)(C)(E)	5,000,000	1,762,500
Man Capital CLO, Ser 2026-2RA, Cl D1R
7.170%, TSFR3M + 3.500% 04/17/39 (A)(B)	1,000,000	994,743
Man Capital CLO, Ser 2026-2RA, Cl ER
10.850%, TSFR3M + 7.180% 04/17/39 (A)(B)	4,000,000	3,792,724
Market Street CLO II, Ser 2025-2A, Cl SUB
03/20/38 (B)(C)(E)	17,000,000	10,540,000
MidOcean Credit CLO, Ser 2025-20A, Cl SUB
01/20/39 (C)(E)	16,640,000	12,147,200
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
10/20/37 (B)(C)(E)	5,500,000	3,630,000
MidOcean Credit CLO XVIII, Ser 2025-18A, Cl SUB
10/18/35 (B)(C)(E)	19,129,500	14,634,068
Mountain View CLO, Ser 2017-1A, Cl ER
11.630%, TSFR3M + 7.962% 10/12/30 (A)(B)	10,000,000	6,711,880
Mountain View CLO XV, Ser 2024-2A, Cl CR
6.573%, TSFR3M + 2.900% 07/15/37 (A)(B)	3,750,000	3,751,500
Mountain View CLO XVII, Ser 2025-1A, Cl D1R
6.973%, TSFR3M + 3.300% 10/15/38 (A)(B)	3,125,000	3,119,406
Mountain View CLO XVIII, Ser 2024-1A, Cl E
11.270%, TSFR3M + 7.590% 10/16/37 (A)(B)	3,675,000	3,686,062

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Description	Par Value	Fair Value
Navesink CLO 1, Ser 2025-1A, Cl D1R
7.568%, TSFR3M + 3.900% 07/25/33 (A)(B)	$3,000,000	$3,002,946
Navesink CLO 5, Ser 2026-5A, Cl D1
6.757%, TSFR3M + 3.050% 03/31/39 (A)(B)	1,000,000	993,504
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC
10/19/31 (B)(C)(E)	27,435,000	11,248,350
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC
01/20/31 (B)(C)(E)	4,889,000	2,175,605
Ocean Trails CLO 8, Ser 2025-8A, Cl D1R2
7.208%, TSFR3M + 3.400% 03/15/38 (A)(B)	6,000,000	5,911,158
Ocean Trails CLO IX, Ser 2025-9A, Cl D1RA
6.823%, TSFR3M + 3.150% 01/15/38 (A)(B)	3,750,000	3,677,396
Polus US CLO II, Ser 2025-2A, Cl D1
7.168%, TSFR3M + 3.500% 07/20/38 (A)(B)	9,375,000	9,358,097
Polus US CLO III, Ser 2026-3A, Cl D1
6.837%, TSFR3M + 3.200% 01/20/39 (A)(B)	4,500,000	4,497,183
Rad CLO 15, Ser 2025-15A, Cl DR
10.168%, TSFR3M + 6.500% 07/20/40 (A)(B)	7,000,000	6,402,144
Rad CLO 18, Ser 2025-18A, Cl ER
10.173%, TSFR3M + 6.500% 07/15/37 (A)(B)	4,500,000	4,153,509
Romark CLO IV, Ser 2025-4A, Cl C1R
6.829%, TSFR3M + 3.150% 07/10/34 (A)(B)	3,125,000	3,048,384
Saratoga Investment Senior Loan Fund, Ser 2025-1A, Cl CR
6.068%, TSFR3M + 2.400% 10/20/37 (A)(B)	3,750,000	3,756,506
Sculptor CLO XXX, Ser 2025-30A, Cl D1R
7.268%, TSFR3M + 3.600% 07/20/38 (A)(B)	9,500,000	9,391,700
TCP Whitney CLO, Ser 2025-1A, Cl D2R2
8.856%, TSFR3M + 5.200% 11/20/37 (A)(B)	3,562,500	3,483,626
TCW CLO, Ser 2021-2A, Cl D1R
6.768%, 10/24/38	8,400,000	8,219,954
TCW CLO, Ser 2024-1A, Cl ER3
11.138%, TSFR3M + 7.470% 10/25/35 (A)(B)	9,333,000	8,599,538
TCW CLO, Ser 2025-1A, Cl D1R4
6.668%, TSFR3M + 3.000% 03/24/38 (A)(B)	6,800,000	6,720,617
TCW CLO, Ser 2025-2A, Cl DJR
7.868%, TSFR3M + 4.200% 10/24/38 (A)(B)	1,500,000	1,408,137
TCW CLO, Ser 2025-2A, Cl ER
10.418%, TSFR3M + 6.750% 10/24/38 (A)(B)	4,150,000	3,783,763
Venture 34 CLO, Ser 2018-34A, Cl D
7.235%, TSFR3M + 3.562% 10/15/31 (A)(B)	4,000,000	3,966,808
Venture 35 CLO, Ser 2018-35A, Cl D
7.431%, TSFR3M + 3.762% 10/22/31 (A)(B)	3,135,000	2,966,431
Venture XXII CLO, Ser 2018-22A, Cl DR
6.685%, TSFR3M + 3.012% 01/15/31 (A)(B)	3,500,000	3,396,670
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)(E)	10,526,000	1,053
Voya CLO, Ser 2015-3A, Cl SUB
10/20/31 (B)(C)(E)	56,700,000	1,701,000
Voya CLO, Ser 2017-1A, Cl D
10.029%, TSFR3M + 6.362% 04/17/30 (A)(B)	2,600,000	2,507,474
Voya CLO, Ser 2018-2A, Cl DR
9.530%, TSFR3M + 5.862% 04/25/31 (A)(B)	2,787,500	2,577,197
Voya CLO, Ser 2018-4A, Cl DR
9.881%, TSFR3M + 6.212% 07/14/31 (A)(B)	1,098,000	1,050,181
Voya CLO, Ser 2025-4A, Cl SUB
10/15/38 (B)(C)(E)	39,971,250	34,175,419
Wind River CLO, Ser 2025-3A, Cl ER
9.918%, TSFR3M + 6.250% 04/20/38 (A)(B)	8,812,500	8,163,486
		431,309,992

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Description	Par Value	Fair Value
IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)(E)	$12,500,000	$1,250

JERSEY — 1.4%
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R
7.518%, TSFR3M + 3.850% 10/19/37 (A)(B)	2,500,000	2,503,640
Atlas Senior Loan Fund XXII, Ser 2026-22A, Cl D1R
7.678%, TSFR3M + 4.000% 04/20/39 (A)(B)	2,000,000	2,000,000
Black Diamond CLO 2022-1, Ser 2026-1A, Cl D1R
6.962%, TSFR3M + 3.300% 04/25/39 (A)(B)	1,262,000	1,253,802
Fortress Credit BSL XVIII, Ser 2025-1A, Cl D1R
7.571%, TSFR3M + 3.900% 04/23/36 (A)(B)	9,375,000	9,262,912
LCM 39 CLO, Ser 2024-39A, Cl ER
10.673%, TSFR3M + 7.000% 10/15/34 (A)(B)	2,990,000	2,759,232
LCM 40 CLO, Ser 2024-40A, Cl D1R
7.423%, TSFR3M + 3.750% 01/15/38 (A)(B)	3,000,000	2,856,696
Saranac CLO VII, Ser 2017-2A, Cl ER
10.637%, TSFR3M + 6.982% 11/20/29 (A)(B)	8,653,281	792,805
		21,429,087
UNITED STATES — 74.1%
Apex Credit CLO, Ser 2018-2A, Cl E
10.459%, TSFR3M + 6.792% 10/20/31 (A)(B)	14,300,000	7,489,911
Apex Credit CLO, Ser 2018-2A, Cl F
12.909%, TSFR3M + 9.242% 10/20/31 (A)(B)	8,401,789	3,567,643
Apex Credit CLO, Ser 2021-1A, Cl E
11.189%, 07/18/34	2,000,000	1,287,034
Battalion CLO 31, Ser 2026-31A, Cl SUB
04/20/39 (B)(C)(E)	12,000,000	11,400,000
Battalion CLO XI, Ser 2017-11A, Cl SUB
04/24/34 (B)(C)(E)	38,324,300	3,065,944
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)(E)	46,533,517	1,163,338
Battalion CLO XIV, Ser 2019-14A, Cl SUB
04/20/32 (C)(E)	47,870,000	4,787,000
Battalion CLO XVI, Ser 2019-16A, Cl SUB
01/20/38 (B)(C)(E)	45,360,964	10,206,217
Battalion CLO XX, Ser 2021-20A, Cl SUB
04/15/38 (B)(C)(E)	63,695,022	13,694,430
Battalion CLO XXIV, Ser 2022-24A, Cl SUB
01/14/34 (B)(C)(E)	52,935,000	13,895,437
Battalion CLO XXIX, Ser 2025-29A, Cl SUB
03/31/38 (B)(C)(E)	15,442,000	11,427,080
Battalion CLO XXVIII, Ser 2025-28A, Cl SUB
01/20/38 (B)(C)(E)	14,758,560	10,330,992
Battalion CLO XXX, Ser 2025-30A, Cl SUB
01/20/39 (C)(E)	15,822,700	14,556,884
Battalion Warehouse Note (C)(E)	7,814,679	7,814,679
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)(E)	65,156,000	21,501,480
Benefit Street Partners CLO 42, Ser 2025-42A, Cl SUB
10/25/38 (B)(C)(E)	42,750,000	32,490,000
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB
04/15/39 (B)(C)(D)(E)	34,900,000	32,457,000
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/29 (B)(C)(D)(E)	23,450,000	684,740
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
10/20/38 (B)(C)(E)	20,004,000	9,201,840
Benefit Street Partners CLO IX
07/20/25 (B)(C)(D)(E)	16,422,249	10,181,795

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Description	Par Value	Fair Value
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)(E)	$85,060,794	$31,472,494
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
07/18/27 (C)(D)(E)	36,750,000	1,525,125
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB
01/20/31 (C)(D)(E)	36,680,000	700,588
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)(E)	19,342,962	14,979,190
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
10/20/37 (B)(C)(E)	97,351,000	26,284,770
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
07/18/31 (B)(C)(E)	9,794,892	3,917,957
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
10/15/38 (B)(C)(E)	58,205,000	37,251,200
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
10/15/38 (B)(C)(E)	41,990,000	27,293,500
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
04/25/34 (C)(D)(E)	24,000,000	10,080,000
Benefit Street Partners CLO XXX (C)(E)	38,967,726	26,887,731
Blue Owl Warehouse Note (C)(E)	4,900,000	4,900,000
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
01/15/39 (B)(C)(E)	15,900,000	14,384,730
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)(E)	55,000,000	2,959,000
Elevation CLO, Ser 2018-10A, Cl E
10.219%, TSFR3M + 6.552% 10/20/31 (A)(B)	19,000,000	16,736,872
Elevation CLO, Ser 2018-8A, Cl F
11.980%, TSFR3M + 8.122% 10/25/30 (A)(B)	7,081,278	177,032
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)(D)(E)	32,718,000	1,570,464
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)(E)	24,580,042	5,321,579
Ivy Hill IV Warehouse Note (C)(E)	85,000,000	72,675,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/15/36 (B)(C)(E)	32,958,849	13,183,540
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
04/20/37 (B)(C)(E)	21,894,837	14,450,592
Ivy Hill Middle Market Credit Fund XXII, Ser 2024-22A, Cl SUB
04/20/36 (B)(C)(E)	7,000,000	5,250,000
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
07/25/36 (B)(C)(E)	6,800,000	5,100,000
Lake Shore CLO, Ser 2019-1A, Cl ER
12.904%, 04/15/33	14,550,000	14,258,389
MCF CLO VIII, Ser 2018-1A, Cl SUB
04/18/36 (B)(C)(E)	27,710,000	17,845,240
Neuberger Berman CLO 32R, Ser 2025-32RA, Cl SUB
07/20/39 (B)(C)(E)	23,110,000	18,441,780
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)(E)	19,868,600	298,029
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/30 (B)(C)(D)(E)	157,267,000	32,239,735
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
07/20/39 (B)(C)(E)	15,975,000	13,339,125
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC
04/19/30 (B)(C)(E)	24,004,059	6,646,244
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)(E)	25,100,000	5,773,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC
07/15/38 (B)(C)(E)	18,860,000	4,149,200

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Description	Par Value	Fair Value
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN
0.072%, 07/15/38 (A)(B)(C)	$295,867	$32,335
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC
01/19/32 (B)(C)(E)	18,300,000	292,800
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
04/20/33 (B)(C)(E)	8,625,000	112,125
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF
10/20/32 (C)(E)	69,788	17,447
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB
10/20/32 (C)(E)	7,600,000	2,660,000
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB
01/20/32 (C)(D)(E)	15,147,625	5,389,376
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB
04/15/34 (C)(E)	8,865,375	3,156,079
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB
07/17/35 (C)(E)	13,119,000	6,564,171
Neuberger Berman Warehouse Note (C)(E)	17,303,000	17,493,333
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)(E)	50,029,000	5,068,223
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.309%, TSFR3M + 7.642% 04/20/30 (A)(B)	10,350,000	9,779,725
OCP CLO, Ser 2017-13A, Cl SUB
11/26/37 (B)(C)(E)	16,465,458	3,622,401
OCP CLO, Ser 2017-14A, Cl SUB
07/20/37 (B)(C)(E)	20,592,000	6,898,320
OCP CLO, Ser 2019-16
01/20/32 (B)(C)(E)	6,250	—
OCP CLO, Ser 2019-16A, Cl SUB
04/10/32 (B)(C)(E)	9,000,000	—
OCP CLO, Ser 2019-17A
07/20/37 (B)(C)(E)	31,690	11,725,300
OCP CLO, Ser 2019-17A, Cl SUB
07/20/37 (B)(C)(E)	21,710,000	8,032,700
OCP CLO, Ser 2020-19A, Cl SUB
04/20/38 (B)(C)(E)	11,592,000	7,187,040
OCP CLO, Ser 2021-21A, Cl SUB
07/20/34 (C)(E)	31,177,625	17,381,526
OCP CLO, Ser 2024-31A, Cl SUB
04/20/39 (B)(C)(E)	17,092,000	11,109,800
OCP CLO, Ser 2024-33A, Cl SUB
07/20/37 (B)(C)(E)	15,000,000	9,138,000
OCP CLO, Ser 2024-38A, Cl SUB
01/21/38 (B)(C)(E)	13,000,000	8,385,000
OCP CLO, Ser 2025-43A, Cl SUB
07/20/38 (B)(C)(E)	30,000,000	23,064,000
OCP CLO, Ser 2025-46A, Cl SUB
10/15/38 (B)(C)(E)	33,960,000	27,337,800
Onex Warehouse Note (C)(E)	18,000,000	18,000,000
Orion CLO, Ser 2025-5A, Cl SUB
07/20/25 (B)(C)(E)	20,261,500	11,042,517
Polus US CLO II, Ser 2025-2A, Cl SUB
07/20/38 (B)(C)(E)	11,785,000	6,128,200
Rad CLO 15, Ser 2021-15A, Cl SUB
07/20/40 (B)(C)(E)	18,040,000	6,314,000
Rad CLO 18, Ser 2023-18A, Cl SUB
07/15/37 (B)(C)(E)	17,468,500	11,179,840
Sculptor CLO XXXII, Ser 2024-32A, Cl SUB
04/30/37 (B)(C)(E)	5,000,000	2,500,000
Sculptor CLO XXXIV, Ser 2024-34A, Cl SUB
01/20/38 (B)(C)(E)	4,000,000	1,915,200

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Description	Par Value/Shares	Fair Value
Shackleton CLO, Ser 2019-15A, Cl SUB
01/15/32 (B)(C)(E)	$10,000,000	$416,000
TCW CLO, Ser 2017-1A, Cl SUB
03/24/38 (B)(C)(E)	93,522,000	23,380,500
TCW CLO, Ser 2018-1A, Cl SUB
10/25/35 (B)(C)(E)	50,625,000	8,606,250
TCW CLO, Ser 2019-2A, Cl SUB
01/20/38 (B)(C)(E)	44,026,000	16,729,880
TCW CLO, Ser 2020-1A
10.679%, 04/20/34	9,600,000	8,673,465
TCW CLO, Ser 2020-1A, Cl SUB
04/20/34 (C)(E)	41,625,000	10,822,500
TCW CLO, Ser 2021-2A, Cl INC
10/24/38 (B)(C)(E)	15,273,333	5,651,133
Venture 28 CLO, Ser 2017-28AA, Cl SUB
10/20/34 (B)(C)(E)	38,760,000	3,488,400
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)(E)	26,039,000	520,780
Venture 45 CLO, Ser 2022-45A, Cl E
11.368%, TSFR3M + 7.700% 07/20/35 (A)(B)	2,000,000	1,073,216
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)(E)	21,122,000	211,220
Voya CLO, Ser 2018-3A, Cl ER
12.429%, TSFR3M + 8.762% 10/20/31 (A)(B)	19,623,013	8,166,136
Voya CLO, Ser 2019-1A, Cl SUB
10/15/37 (B)(C)(E)	14,644,000	2,562,700
Voya CLO, Ser 2020-1A, Cl SUB
07/16/34 (B)(C)(E)	11,500,000	4,715,000
Voya CLO, Ser 2020-2A, Cl SUB
01/20/38 (B)(C)(E)	43,071,500	27,781,118
Voya CLO, Ser 2021-2A
10/20/34 (C)(E)	34,577,400	13,485,186
Voya CLO, Ser 2021-3A, Cl SUB
04/15/38 (B)(C)(E)	43,355,200	20,376,944
Voya CLO, Ser 2024-2A, Cl SUB
07/20/37 (B)(C)(E)	23,250,000	17,205,000
Voya CLO, Ser 2024-6A, Cl SUB
01/20/38 (B)(C)(E)	25,000,000	19,625,000
Voya CLO, Ser 2026-5A, Cl SUB
01/15/39 (B)(C)(E)	47,500,000	42,275,000
Wellfleet CLO, Ser 2024-1A, Cl SUB
07/18/37 (B)(C)(E)	12,300,000	5,904,000
Wellfleet CLO, Ser 2025-2A, Cl SUB
02/25/38 (B)(C)(E)	5,500,000	3,135,000
Wind River CLO, Ser 2021-3A, Cl SUB
07/20/33 (C)(E)	50,437,000	13,870,175
		1,171,497,411

Total Asset-Backed Securities (Cost $1,193,263,070)		1,640,655,977

CASH EQUIVALENT (F) (G) — 0.6%
UNITED STATES — 0.6%
SEI Daily Income Trust Government Fund, Cl Institutional, 3.540%	9,877,466	9,877,466

Total Cash Equivalent (Cost $9,877,466)		9,877,466

Total Investments — 104.4%
(Cost $1,203,140,536)		$1,650,533,443

Percentages based on Limited Partners’ Capital of $1,581,273,014.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2026

Transactions with affiliated funds during the period ended March 31, 2026 are as follows:

	Value of Shares Held	Purchases	Proceeds	Realized	Value of Shares Held	Dividend
	as of 12/31/2025	at Cost	from Sales	Gain (Loss)	as of 3/31/2026	Income
SEI Daily Income Trust Government Fund, Institutional Class	$20,846,562	$120,908,594	($131,877,690)	$—	$9,877,466	$272,486

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

Ser — Series

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2026, the market value of Rule 144A positions amounted to $1,308,995,307or 82.8% of Limited Partners’ Capital.
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2026 was $1,287,115,145 and represented 81.4% of Limited Partners’ Capital.
(D)	Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2026 was $115,447,939 and represents 7.3% of Limited Partners’ Capital.
(E)	Represents equity/residual investments for which estimated effective yields are applied.
(F)	Rate shown is the 7-day effective yield as of March 31, 2026.
(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.